14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Net loss for the year	$ (275,016)	$ (46,630)	$ (56,781)
Expected income tax recovery	(74,000)	(13,000)	(15,000)
Effect of foreign tax rate	27,000	(5,000)	(18,000)
Deductible and non-deductible items	(116,000)	0	(5,000)
Deferred tax assets on acquisition of PorMining	(1,814,000)	0	0
True up of prior year amounts	(101,000)	(1,867,000)	(235,000)
Unrecognized benefit of non-capital losses	2,708,000	1,885,000	273,000
Income taxes at statutory	$ 0	$ 0	$ 0